Reinsurance - Schedule of Company Reinsurance Arrangements Affected Certain Items (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Reinsurance Disclosures [Abstract]
Ceded premiums earned	$ (169,950)	$ (124,897)	$ (472,275)	$ (362,109)	$ (500,161)	$ (410,253)
Ceded losses and loss adjustment expenses incurred	14,897	105,803	11,698	308,080	517,549	298,285
Ceded policy acquisition expenses	$ 42,737	$ 11,678	$ 120,521	$ 62,202
Policy acquisition expenses					$ 114,882	$ 72,941